Taxes - Significant Components of Future Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 26,155	$ 29,730
Scientific research and experimental development ("SR&ED") carryforwards	5,051	5,251
Share issue costs		213
Investment tax credits	4,151	4,571
Accounts payable and accrued liabilities	1,291	2,558
Difference between tax and book value of finance obligations	(343)	(693)
Difference between tax and book value of capital and intangible assets	(1,072)	(6,758)
Difference between tax and book value of loan receivable	27	36
Total deferred income tax asset	35,260	34,908
Valuation allowance	(17,583)	(14,323)
Net deferred income tax asset	$ 17,677	$ 20,585